31. RELATED PARTIES	12 Months Ended
Dec. 31, 2019
RecoverableTaxesLineItems [Line Items]
RELATED PARTIES

31           RELATED PARTIES

In the normal course of business, rights and obligations arise between related parties, resulting from transactions of sale and purchase of products, as well as from financial operations.

The Company holds a Related Parties Transactions Policy, which was reviewed and approved by the Board of Executive Officers on June 28, 2019 and applies to all subsidiaries of the group.

The policy mentioned above provides the conditions that must be observed for the realization of a transaction between related parties, as well as establishes approval hierarchies according to the value and nature of the transactions involved. The policy also foresees situations of conflict of interests and how they must be conducted.

31.1     Transactions and balances

The Company enters into loan agreements with its subsidiaries pursuant its cash management strategy. On December 31, 2019 the balances of these transactions were R$1,808,320 (R$3,499,516 on the same period of previous year) with a weighted average rate of 4.43% p.a. (3.23% p.a. as of December 31, 2018).

31.2     Other Related Parties

The Company leased properties owned by BRF Previdência. For the year ended December 31, 2019, the total amount paid as rent was of R$18,200 (R$16,924 as of December 31, 2018).

Due to the acquisition of biodigesters from Instituto Sadia de Sustentabilidade, the Company recorded a payable to this entity of R$3,053 on December 31, 2019 (R$4,666 as of December 31, 2018) included in Other Liabilities.

31.3     Granted guarantees

The Company recorded a liability in the amount of R$844 (R$1,290 as of December 31, 2018) related to the fair value of the guarantees offered to BNDES concerning a loan made by Instituto Sadia de Sustentabilidade.

The Company is the guarantor of loans related to a special program that aims the local development and were obtained by outgrowers in the central region of Brazil. The proceeds of such loans are utilized by the outgrowers to improve farm conditions and will be paid by them in 10 years, taking as collateral the land and equipment acquired through this program. The value of these guarantees on December 31, 2019 totaled R$12,949 (R$29,794 as of December 31, 2018).

31.4     Management remuneration

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.19	12.31.18	12.31.17
Salary and profit sharing	59,589	40,082	32,796
Short term benefits (1)	257	47	406
Private pension	893	564	568
Post-employment benefits	125	132	246
Termination benefits	16,275	10,070	5,825
Share-based payment	12,052	5,621	17,010
	89,191	56,516	56,851

(1)       Comprises: 9medical assistance, educational expenses and others.

In addition, the executive officers received among remuneration and benefits the total amount of R$30,375 for the year ended December 31, 2019 (R$38,413 for the same period of the previous year).